Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Summary of Intangible Assets

The balances of this caption as of December 31, 2022 and 2021 are presented below:

	As of December 31,
	2022	2021
Classes of Intangible Assets, Gross	ThCh$	ThCh$
Intangible Assets, Gross	334,904,014	317,349,834
Easements and water rights	13,227,138	22,169,638
Concessions	78,027,417	68,707,575
Patents, registered trademarks and other rights	1,654,706	1,560,467
Software licenses	232,572,572	215,606,140
Other identifiable intangible assets	9,422,181	9,306,014

	As of December 31,
	2022	2021
Classes of Intangible Assets, Amortization and Impairment	ThCh$	ThCh$
Accumulated Amortization and Impairment, Total	(143,462,751)	(126,128,279)
Easements and water rights	(5,040,675)	(6,203,360)
Concessions	(16,016,387)	(13,306,986)
Patents, registered trademarks and other rights	(764,612)	(502,432)
Software Licenses	(118,655,592)	(103,254,572)
Other Identifiable Intangible Assets	(2,985,485)	(2,860,929)

	As of December 31,
	2022	2021
Classes of Intangible Assets, Net	ThCh$	ThCh$
Intangibles Assets, Net	191,441,263	191,221,555
Easements and water rights	8,186,463	15,966,278
Concessions	62,011,030	55,400,589
Patents, registered trademarks and other rights	890,094	1,058,035
Software Licenses	113,916,980	112,351,568
Other Identifiable Intangible Assets	6,436,696	6,445,085

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

The following table presents intangible assets other than Goodwill as of December 31, 2022 and 2021:

	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangible Assets, Net
Movements in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	15,032,077	43,584,113	200,995	94,668,184	11,629,152	165,114,521
Movements in identifiable intangible assets
Increases other than from business combinations	—	—	—	26,651,901	—	26,651,901
Increase (decrease) from foreign currency translation differences	872,636	8,594,987	—	781,819	1,435,762	11,685,204
Amortization (1)	—	(1,841,472)	(24,200)	(10,361,635)	—	(12,227,307)
Increases (decreases) from transfers and other Movements	61,565	5,062,961	881,240	614,323	(6,620,089)	—
Increases (decreases) from transfers	61,565	5,062,961	881,240	614,323	(6,620,089)	—
Argentina Hyperinflation Effect	—	—	—	—	260	260
Increase (decrease)	—	—	—	(3,024)	—	(3,024)
Total Movements in identifiable intangible assets	934,201	11,816,476	857,040	17,683,384	(5,184,067)	26,107,034
Closing balance as of December 31, 2021	15,966,278	55,400,589	1,058,035	112,351,568	6,445,085	191,221,555

	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangible Assets, Net
Movements in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2022	15,966,278	55,400,589	1,058,035	112,351,568	6,445,085	191,221,555
Movements in identifiable intangible assets
Increases other than from business combinations	—	8,604,379	—	31,344,129	—	39,948,508
Increase (decrease) from foreign currency translation differences	47,213	720,914	—	25,124	80,502	873,753
Amortization (1)	—	(2,335,352)	(262,180)	(19,675,792)	(12,917)	(22,286,241)
Increases (decreases) from transfers and other Movements	1,550,107	—	94,239	(1,699,271)	54,925	—
Increases (decreases) from transfers	1,550,107	—	94,239	(1,699,271)	54,925	—
Dispositions and removal from service	—	(398,799)	—	(2,730)	—	(401,529)
Dispositions	—	(398,799)	—	(2,730)	—	(401,529)
Argentina Hyperinflation Effect	—	—	—	—	(130,899)	(130,899)
Decreases to be classified as held for sale (2)	(9,377,135)	—	—	(9,208,014)	—	(18,585,149)
Increase (decrease)	—	19,299	—	781,966	—	801,265
Total Movements in identifiable intangible assets	(7,779,815)	6,610,441	(167,941)	1,565,412	(8,389)	219,708
Closing balance as of December 31, 2022	8,186,463	62,011,030	890,094	113,916,980	6,436,696	191,441,263
(1)	See Note 31 a).
(2)	See Note 5.2